Expense Example, No Redemption (Short-Term Investment-Grade Portfolio Annuity)	Short-Term Investment-Grade Portfolio Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255